Shareholder Report, Line Graph (Details) B027625_Direxion Daily LLY Bull 2X Shares_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Mar. 26, 2025	Oct. 31, 2025
Direxion Daily LLY Bull 2X Shares
Account Value [Line Items]
Line Graph and Table Measure Name		Direxion Daily LLY Bull 2X Shares NAV
Accumulated Value	$ 10,000	$ 8,467
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Accumulated Value	10,000	$ 11,928
Eli Lilly and Company [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Eli Lilly and Company
Accumulated Value	$ 10,000	$ 10,123